Label	Element	Value
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity SAI Short-Term Treasury Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | IssuerSpecificChangesMember | Fidelity SAI Intermediate Treasury Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | InterestRateChangesMember | Fidelity SAI Short-Term Treasury Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | InterestRateChangesMember | Fidelity SAI Intermediate Treasury Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | PassiveManagementRiskMember | Fidelity SAI Short-Term Treasury Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | PassiveManagementRiskMember | Fidelity SAI Intermediate Treasury Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | CorrelationToIndexMember | Fidelity SAI Short-Term Treasury Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | CorrelationToIndexMember | Fidelity SAI Intermediate Treasury Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySAIInflation-ProtectedBondIndexFund-PRO | IssuerSpecificChangesMember | Fidelity SAI Inflation-Protected Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelitySAIInflation-ProtectedBondIndexFund-PRO | LeverageRiskMember | Fidelity SAI Inflation-Protected Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelitySAIInflation-ProtectedBondIndexFund-PRO | InterestRateChangesMember | Fidelity SAI Inflation-Protected Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySAIInflation-ProtectedBondIndexFund-PRO | InvestingForInflationProtectionMember | Fidelity SAI Inflation-Protected Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelitySAIInflation-ProtectedBondIndexFund-PRO | PassiveManagementRiskMember | Fidelity SAI Inflation-Protected Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelitySAIInflation-ProtectedBondIndexFund-PRO | CorrelationToIndexMember | Fidelity SAI Inflation-Protected Bond Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.